Warrants - Disclosure of outstanding warrants (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Warrants [Line Items]
Warrants, beginning of period	1,925,666	4,070,082	3,151,171
Issued	0	0	936,768
Exercised	(1,925,656)	(1,672,028)	(17,857)
Expired	(10)	(472,388)	0
Warrants, end of period	0	1,925,666	4,070,082	3,151,171
Warrants, weighted average exercise price, beginning of period	$ 4.06	$ 4.06	$ 4.2
Weighted average exercise price, issued			3.78
Weighted average exercise price, exercised	4.09	3.65	3.5
Weighted average exercise price, expired	$ 3.41	5.25
Warrants, weighted average exercise price, end of period		$ 4.06	$ 4.06	$ 4.2
Warrants, weighted average life	7 months 6 days	1 year 8 months 12 days	1 year 8 months 12 days	2 years 3 months 18 days
May 17, 2020 [Member]
Warrants [Line Items]
Warrants exercise price		$ 5.25	$ 5.25
Warrants, beginning of period	0	417,457	417,457
Issued		0	0
Exercised		0	0
Expired		(417,457)	0
Warrants, end of period		0	417,457	417,457
May 31, 2020 [Member]
Warrants [Line Items]
Warrants exercise price		$ 5.25	$ 5.25
Warrants, beginning of period	0	54,929	54,929
Issued		0	0
Exercised		0	0
Expired		(54,929)	0
Warrants, end of period		0	54,929	54,929
October 17, 2020 [Member]
Warrants [Line Items]
Warrants exercise price		$ 7.7	$ 7.7
Warrants, beginning of period	0	44,500	44,500
Issued		0	0
Exercised		(44,498)	0
Expired		(2)	0
Warrants, end of period		0	44,500	44,500
June 29, 2021 [Member]
Warrants [Line Items]
Warrants exercise price	$ 4.55	$ 4.55	$ 4.55
Warrants, beginning of period	628,571	628,571	628,571
Issued	0	0	0
Exercised	(628,571)		0
Expired	0	0	0
Warrants, end of period	0	628,571	628,571	628,571
September 25, 2021 [Member]
Warrants [Line Items]
Warrants exercise price	$ 3.5	$ 3.5	$ 3.5
Warrants, beginning of period	491,072	527,143	527,143
Issued	0	0	0
Exercised	(491,071)	(36,071)	0
Expired	(1)	0	0
Warrants, end of period	0	491,072	527,143	527,143
October 12, 2021 [Member]
Warrants [Line Items]
Warrants exercise price	$ 3.5	$ 3.5	$ 3.5
Warrants, beginning of period	53,571	775,000	792,857
Issued	0	0	0
Exercised	(53,571)	(721,429)	(17,857)
Expired	0	0	0
Warrants, end of period	0	53,571	775,000	792,857
March 14, 2022 [Member]
Warrants [Line Items]
Warrants exercise price	$ 4.2	$ 4.2	$ 4.2
Warrants, beginning of period	685,714	685,714	685,714
Issued	0	0	0
Exercised	(685,714)	0	0
Expired	0	0	0
Warrants, end of period	0	685,714	685,714	685,714
May 6, 2023 [Member]
Warrants [Line Items]
Warrants exercise price	$ 2.6677	$ 2.6677	$ 2.6677
Warrants, beginning of period	53,035	866,510	0
Issued	0	0	866,510
Exercised	(53,026)	(813,475)	0
Expired	(9)	0	0
Warrants, end of period	0	53,035	866,510	0
May 8, 2023 [Member]
Warrants [Line Items]
Warrants exercise price	$ 2.6677	$ 2.6677	$ 2.6677
Warrants, beginning of period	13,703	70,258	0
Issued	0	0	70,258
Exercised	(13,703)	(56,555)	0
Expired	0	0	0
Warrants, end of period	0	13,703	70,258	0